Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of right-of-use assets depreciated on straight-line basis over the lease term	Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Buildings	3–22 years
Other	3–5 years

Schedule of right-of-use assets	Right-of-use assets

EURm	Buildings	Other	Total
2025
Acquisition cost at 1 January	1 422	286	1 708
Additions(1)	280	83	363
Acquisitions through business combinations	57	—	57
Retirements	(50)	(59)	(109)
Translation differences	(76)	(9)	(85)
Acquisition cost at 31 December	1 633	301	1 934
Accumulated depreciation at 1 January	(813)	(137)	(950)
Depreciation	(133)	(82)	(215)
Retirements	50	55	105
Translation differences	42	4	46
Accumulated depreciation at 31 December	(854)	(160)	(1 014)
Net book value at 1 January	609	149	758
Net book value at 31 December	779	141	920
2024
Acquisition cost at 1 January	1 434	275	1 709
Additions(1)	36	95	131
Assets held for sale	(25)	(47)	(72)
Retirements	(48)	(38)	(86)
Translation differences	25	1	26
Acquisition cost at 31 December	1 422	286	1 708
Accumulated depreciation at 1 January	(677)	(126)	(803)
Depreciation	(135)	(88)	(223)
Impairment	(43)	—	(43)
Assets held for sale	4	40	44
Retirements	48	38	86
Translation differences	(10)	(1)	(11)
Accumulated depreciation at 31 December	(813)	(137)	(950)
Net book value at 1 January	757	149	906
Net book value at 31 December	609	149	758
(1)Additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Schedule of amounts recognized in income statement and statement of cash flows	Amounts recognized in the income statement

EURm	2025	2024	2023
Depreciation of right-of-use assets(1)	(215)	(223)	(216)
Interest expense on lease liabilities(1)	(35)	(33)	(28)
Impairment charges, net of reversals	—	(43)	2
Total	(250)	(299)	(242)
(1)In 2024 and 2023, amounts comprise both continuing and discontinued
operations.
Amounts reported in the statement of cash
flows

EURm	2025	2024	2023
Payment of principal portion of lease liabilities(1)	(221)	(233)	(239)
Interest paid on lease liabilities(1)	(35)	(33)	(28)
Total	(256)	(266)	(267)
(1)In 2024 and 2023, amounts comprise both continuing and discontinued
operations.